INVESTMENTS IN SUBSIDIARIES - Schedule of Non-Wholly Owned Subsidiaries With Material Non-Controlling Interests (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of subsidiaries
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 18,669	$ 16,022
Subsidiaries with material non-controlling interests
Disclosure of subsidiaries
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 18,669	$ 16,022
Subsidiaries with material non-controlling interests | Corporate Holding Entities
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	0.00%	0.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 4,991	$ 4,907
Subsidiaries with material non-controlling interests | BPO
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	0.00%	0.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 4,134	$ 4,047
Subsidiaries with material non-controlling interests | BPO | Bottom of range
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	1.00%
Subsidiaries with material non-controlling interests | BPO | Top of range
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	100.00%
Subsidiaries with material non-controlling interests | U.S. Retail
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	0.00%	0.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 2,836	$ 2,012
Subsidiaries with material non-controlling interests | U.S. Manufactured Housing
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	77.00%	77.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 457	$ 838
Subsidiaries with material non-controlling interests | U.S. Multifamily
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	98.00%	73.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 921	$ 579
Subsidiaries with material non-controlling interests | Korea Mixed-use
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	78.00%	78.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 616	$ 577
Subsidiaries with material non-controlling interests | U.K and Ireland Short Stay
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	73.00%	73.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 471	$ 414
Subsidiaries with material non-controlling interests | Other LP Investments
Disclosure of subsidiaries
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 4,243	$ 2,648
Subsidiaries with material non-controlling interests | Other LP Investments | Bottom of range
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	33.00%	33.00%
Subsidiaries with material non-controlling interests | Other LP Investments | Top of range
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	95.00%	99.00%